Shareholders Equity - Additional Information (Details)										12 Months Ended
	Apr. 22, 2024 shares	Mar. 28, 2024 shares	Mar. 26, 2024 shares	Mar. 19, 2024 $ / shares shares	Feb. 01, 2024 shares	Oct. 12, 2023 shares	Aug. 28, 2023 shares	Jan. 19, 2023 shares	Jul. 19, 2022 Shareholder	Jun. 30, 2024 $ / shares shares	Aug. 25, 2023 $ / shares	Aug. 13, 2023 $ / shares	Jun. 30, 2023 $ / shares shares	Dec. 28, 2022 $ / shares shares	Jul. 18, 2022 shares
Stockholders' Equity
Common stock, shares issued										170,453,431			126,799,854
Common stock, shares outstanding										170,453,431			126,799,854
Ordinary shares authorized														500,000,000
Ordinary Stock, Par value | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001
Shares granted								5,071,886
Trading-day moving average				the average of 30 trading-day moving average and 50 trading-day moving average
Meteora Capital Partners LP, Meteora Select Trading Opportunities Master LP and Meteora Strategic Capital LLC
Stockholders' Equity
Ordinary shares issued			3,000,000
3DOM Alliance Inc
Stockholders' Equity
Ordinary shares issued		28,700,000
Outside of the Box Capital Inc
Stockholders' Equity
Ordinary shares issued as payment for marketing services	400,000				400,000
Hop2it | Share Swap Agreement
Stockholders' Equity
Ownership percentage									52.00%
Number of shareholders | Shareholder									2
Gregory | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange									3.20%
Gregory | Hop2it | Share Swap Agreement
Stockholders' Equity
Percentage of shares transferred in exchange									42.00%
Ownership percentage									38.00%
Arun | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange									0.80%
Arun | Hop2it | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange									10.00%
Ownership percentage									10.00%
Directors and Executive Officers
Stockholders' Equity
Restricted ordinary shares issued				2,522,980
Price per share | $ / shares				$ 0.1785
Pubco
Stockholders' Equity
Ordinary shares issued in relation to business combination							5,636,585
Prime Number Acquisition I Corp.
Stockholders' Equity
Common stock, shares issued														126,799,854
Ordinary Stock, Par value | $ / shares											$ 0.0001	$ 10.65
Business Combination
Stockholders' Equity
Number of warrants issued in relation to business combination							3,224,994
Warrants offering price							11.5
Warrant exercisable date							Aug. 28, 2023
Warrants exercisable term							5 years
Number of warrants exercised										0
Business Combination | Expected Volatility
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model							0.908
Business Combination | Risk-Free Interest Rate
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model							0.0458
Business Combination | Expected Life
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model							4.17
Business Combination | Exercise Price
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model							11.5
Business Combination | Share Price
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model							0.18
3DOM Alliance Inc.
Stockholders' Equity
Common stock, shares issued															759
3DOM Alliance Inc. | After Reverse Recapitalization
Stockholders' Equity
Common stock, shares issued															295,824
Arena Business Solutions Global Spc II, Ltd
Stockholders' Equity
Common stock, shares issued						2,994,012				0
Ordinary shares issued as payment for marketing services										5,519,847
Arena Business Solutions Global Spc II, Ltd | Expected Volatility
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model										0.908
Arena Business Solutions Global Spc II, Ltd | Risk-Free Interest Rate
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model										0.0458
Arena Business Solutions Global Spc II, Ltd | Expected Life
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model										1.17
Arena Business Solutions Global Spc II, Ltd | Exercise Price
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model										1
Arena Business Solutions Global Spc II, Ltd | Share Price
Stockholders' Equity
Fair value of warrants measurement input using Black-Scholes model										0.18
Arena Business Solutions Global Spc II, Ltd | Standby Equity Purchase Agreement
Stockholders' Equity
Ordinary shares issued in relation to business combination						2,994,012